SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 515,587	$ 12,715	$ 677,042
Finished goods	980,920	975,651	1,051,947
Inventory valuation allowance	(59,327)	(1,079)	(6,869)
Total inventory, net	$ 1,437,180	$ 987,287	$ 1,722,120